SEMI-ANNUAL REPORT






                                [GRAPHIC OMITTED]

                             THE LEGACY FUNDS, INC.

                                [GRAPHIC OMITTED]



                               Legacy Growth Fund

                                 April 30, 2000


==============================================================================
THE LEGACY FUNDS, INC.
==============================================================================
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2000
------------------------------------------------------------------------------

                                                             ----------------
                                                                 Legacy
                                                              Growth Fund
                                                             ----------------
ASSETS:
      Investments, at market value
        (Cost of $1,876,009)                                       $1,863,995
      Receivable from Adviser                                           7,666
      Interest receivable                                               1,084
      Dividends receivable                                                317
      Prepaid assets                                                   14,891
                                                             ----------------
             Total assets                                           1,887,953
                                                             ----------------
LIABILITIES:
      Accrued expenses and other liabilities                           23,172
                                                             ----------------
             Total liabilities                                         23,172
                                                             ----------------

NET ASSETS                                                         $1,864,781
                                                             ================
NET ASSETS CONSIST OF:

      Capital stock                                                $1,880,049
      Accumulated undistributed net investment loss                      (380)
      Accumulated undistributed net realized loss on
        investments                                                    (2,873)
      Net unrealized depreciation on investments                      (12,015)
                                                             -----------------
             Total Net Assets                                      $1,864,781
                                                              ================
      Shares outstanding
     (Unlimited shares authorized
        with a par value of $0.001 each)                              183,057
                                                              ================
      Net Asset Value, Redemption Price
         and Offering Price Per Share                                  $10.19
                                                              ================

                     See Notes to the Financial Statements.

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==============================================================================
THE LEGACY FUNDS, INC.
==============================================================================
STATEMENT OF OPERATIONS (Unaudited)
February 15, 2000* through April 30, 2000
------------------------------------------------------------------------------

                                                              ----------------
                                                                   Legacy
                                                                 Growth Fund
                                                              ----------------
INVESTMENT INCOME:
      Dividend income (net of withholding tax of $1)                    $ 883
      Interest income                                                   2,288
                                                              ----------------
           Total investment income                                      3,171
                                                              ----------------
EXPENSES:

      Investment advisory fees                                          2,089
      Administration fees                                               6,225
      Fund accounting fees                                              5,300
      Transfer agent fees and expenses                                  3,702
      Distribution fees                                                 1,044
      Custody fees                                                      2,875
      Professional fees                                                 2,119
      Federal and state registration                                    1,608
      Trustees' fees and expenses                                       1,125
      Reports to shareholders                                             216
      Other                                                             2,850
                                                              ----------------
           Total expenses before Adviser reimbursement                 29,153
              Less:  Fees and expenses reimbursed by Adviser          (25,602)
                                                              ----------------
              Net expenses                                              3,551
                                                              ----------------
NET INVESTMENT LOSS                                                      (380)
                                                              ----------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

      Net realized loss on investments                                 (2,873)
      Change in unrealized depreciation on investments                (12,015)
                                                              ----------------

           Net realized and unrealized loss on investments            (14,888)
                                                              ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (15,268)
                                                              ================

    * Commencement of Operations

                     See Notes to the Financial Statements.

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==============================================================================
THE LEGACY FUNDS, INC.
==============================================================================
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
------------------------------------------------------------------------------

                                                        -----------------------
                                                           Legacy Growth Fund
                                                        -----------------------
                                                           February 15, 2000*
                                                                 through
                                                              April 30, 2000
                                                        -----------------------
OPERATIONS:
   Net investment loss                                                 $ (380)
   Net realized loss on investments                                    (2,873)
   Change in unrealized depreciation on investments                   (12,015)
                                                        -----------------------
        Net decrease in net assets resulting from
         operations                                                   (15,268)
                                                        -----------------------

CAPITAL SHARE TRANSACTIONS:

      Proceeds from shares sold                                     1,880,049
                                                        -----------------------
           Net increase in net assets resulting from
           capital share transactions                               1,880,049
                                                       -----------------------

TOTAL INCREASE IN NET ASSETS                                        1,864,781
                                                       -----------------------

NET ASSETS:

      Beginning of period                                                   0
                                                       -----------------------
      End of period                                               $ 1,864,781
                                                       =======================
      Undistributed Net Investment Loss included in
           Net Assets at End of Period                                 $ (380)
                                                       =======================

    * Commencement of Operations

                     See Notes to the Financial Statements.

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==============================================================================
THE LEGACY FUNDS, INC.
==============================================================================
FINANCIAL HIGHLIGHTS (Unaudited)
------------------------------------------------------------------------------

                                                       -----------------------
                                                          Legacy Growth Fund
                                                       -----------------------
                                                          February 15, 2000*
                                                               through
                                                            April 30, 2000
                                                       -----------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00
                                                       -----------------------
      INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                            0.00
       Net realized and unrealized gain on investments                  0.19
                                                       -----------------------
                Total from investment operations                        0.19
                                                       -----------------------
      NET ASSET VALUE, END OF PERIOD                                  $10.19
                                                       =======================


TOTAL RETURN                                                            1.90% 1

SUPPLEMENTAL DATA AND RATIOS:

      Net assets,  end of period                                  $1,864,781

      Ratio of net expenses to average net assets:
           Before expense reimbursement                                13.99% 2
           After expense reimbursement                                  1.70% 2

      Ratio of net investment income to average net assets:
           Before expense reimbursement                               (12.47%)2
           After expense reimbursement                                 (0.18%)2

      Portfolio turnover rate                                           2.89%

    * Commencement of Operations.
    1 Not annualized.
    2 Annualized.

                     See Notes to the Financial Statements.

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==============================================================================
THE LEGACY FUNDS, INC.
==============================================================================
SCHEDULE OF INVESTMENTS - April 30, 2000 (Unaudited)
Legacy Growth Fund
------------------------------------------------------------------------------

           Shares                                                       Value
           ------                                                       -----
                      ---------------------------------------------------------
                      COMMON STOCKS - 80.5%
                      ---------------------------------------------------------

                      BANKING & FINANCIAL SERVICES - 11.1%
              200     American Express Company                        $ 30,012
              600     Charles Schwab Corporation                        26,700
              500     Citigroup, Inc.                                   29,719
              300     Goldman Sachs Group, Inc.                         27,975
              800     MBNA Corporation                                  21,250
              300     Morgan Stanley Dean Witter & Company              23,025
              700     T. Rowe Price Associates                          26,687
              225     State Street Corporation                          21,797
                                                             -----------------
                                                                       207,165
                                                             -----------------

                      BUSINESS SERVICE - 1.6%
              600     First Data                                        29,212
                                                             -----------------

                      CAPITAL GOODS - 6.8%
            2,000     Bolder Technologies Corporation*                  14,000
              200     General Electric                                  31,450
              800     Roper Industries, Inc.                            25,200
              500     Sealed Air Corporation*                           27,813
              600     Tyco International Limited                        27,563
                                                             -----------------
                                                                       126,026
                                                             -----------------

                      COMMUNICATIONS & MEDIA - 1.1%
              500     Sirius Satellite Radio, Inc.*                     19,844
                                                             -----------------

                      COSMETICS & SOAP - 2.3%
              500     Gillette Company                                  18,500
              400     Procter & Gamble                                  23,850
                                                             -----------------
                                                                        42,350
                                                             -----------------

                      DRUGS - 3.9%
              450     Merck & Co.                                       31,275
              950     Neotherapeutics, Inc.*                            12,350
              700     Pfizer, Inc.                                      29,487
                                                             -----------------
                                                                        73,112
                                                             -----------------

                      ELECTRONICS - 4.6%
              300     Applied Materials Inc.*                           30,544
              500     Philips Electronics                               22,312
              700     Solectron Corporation*                            32,769
                                                             -----------------
                                                                        85,625
                                                             -----------------

                      INSURANCE - 4.6%
            1,300     Ace Limited                                       31,119
              280     American International Group                      30,712
              250     Marsh & McLennan Company                          24,641
                                                             -----------------
                                                                        86,472
                                                             -----------------


                     See Notes to the Financial Statements.

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                      INTERNET TECHNOLOGY - 9.9%
              400     America Online Inc.*                            $ 23,925
              600     Commerce One, Inc.*                               36,637
              200     Exodus Communications, Inc.*                      17,688
              160     Inktomi Corporation*                              24,630
            1,300     Looksmart Limited*                                31,200
              175     Verisign, Inc.*                                   24,391
              200     Yahoo!, Inc.*                                     26,050
                                                             -----------------
                                                                       184,521
                                                             -----------------

                      MEDICAL - 4.6%
              450     American Home Products Corporation                25,284
              500     Amgen*                                            28,000
              400     Johnson & Johnson Company                         33,000
                                                             -----------------
                                                                        86,284
                                                             -----------------

                      RESTAURANT - 1.4%
              700     McDonald's Corporation                            26,687
                                                             -----------------

                      RETAIL - GENERAL - 2.8%
              500     Home Depot                                        28,031
              450     Wal-Mart Stroes, Inc.                             24,919
                                                             -----------------
                                                                        52,950
                                                             -----------------

                      SOFTWARE - 2.4%
              300     Microsoft Corporation*                            20,925
              200     Siebel Systems, Inc.*                             24,575
                                                             -----------------
                                                                        45,500
                                                             -----------------

                      TECHNOLOGY - 11.4%
              400     Cisco Systems, Inc.*                              27,731
              500     Dell Computer Corporation*                        25,063
              200     EMC Corporation Massachusetts*                    27,788
              225     Intel Corporation                                 28,533
              400     Lucent Technologies, Inc.                         24,875
              300     Oracle Systems*                                   23,981
              325     Sun Microsystems*                                 29,880
              450     Symbol Technologies, Inc.                         25,088
                                                             -----------------
                                                                       212,939
                                                             -----------------

                      TELECOMMUNICATIONS - 7.4%
              800     MCI WorldCom, Inc.*                               36,350
              430     Nextlink Communications, Inc.*                    36,254
              300     Nortel Networks Corporation                       33,975
              280     Qualcom, Inc.*                                    30,363
                                                             -----------------
                                                                       136,942
                                                             -----------------

                      WIRELESS - 4.6%
              200     Nextel Communications, Inc. - A*                  21,887
            1,300     Nextel Partners, Inc. Class A*                    28,519
              350     Voicestream Wireless Corporation*                 34,650
                                                             -----------------
                                                                        85,056
                                                             -----------------
                      TOTAL COMMON STOCKS
                      (Cost of $1,512,699)                           1,500,685
                                                             -----------------

                     See Notes to the Financial Statements.

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                      ---------------------------------------------------------
                      SHORT-TERM INVESTMENTS - 19.5%

                      ---------------------------------------------------------

    363,310     Firstar Stellar U.S. Treasury Money
                 Market Fund                                         $ 363,310
                                                             -----------------

                TOTAL SHORT-TERM INVESTMENTS
                (Cost of $363,310)                                     363,310
                                                             -----------------

                TOTAL INVESTMENTS - 100.0%
                (Cost of $1,876,009)                                 1,863,995
                                                             -----------------

                Other Assets & Liabilities - 0.0%                          786
                                                             -----------------

                TOTAL NET ASSETS - 100.0%                          $ 1,864,781
                                                             =================

                *   Non-income producing security.

                     See Notes to the Financial Statements.

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==============================================================================
THE LEGACY FUNDS, INC.
==============================================================================
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)                   April 30, 2000
Legacy Growth Fund
------------------------------------------------------------------------------


1. ORGANIZATION

    The Legacy Funds, Inc. (the "Trust") was organized as a Delaware Business Trust on July 15, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund, (the "Fund") is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

    The costs incurred in connection with the organization have been paid on behalf of the Trust by the Adviser and will not be reimbursed by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

    (a) Investment Valuation
         The Fund's securities are valued at their market value, which usually means the last quoted sale price on the security's principal exchange on that day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within range of the most recent quoted bid and asked prices. Other assets and securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments (those with a remaining maturity of 60 days or less) are valued at amortized cost, which approximates market value.

    (b) Federal Income Taxes
         The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

    (c) Distributions to Shareholders
         Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually.

    (d) Use of Estimates
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

    (e) Other
         Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS
    Transactions in shares of the Fund for the period ended April 30, 2000, were as follows:

         Shares sold                                                   183,057
         Shares issued to holders in reinvestment of dividends               0
         Shares redeemed                                                     0
                                                                       -------
         Net increase                                                  183,057
                                                                       =======

4.  INVESTMENT TRANSACTIONS
    The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended April 30, 2000, were $1,538,472 and $22,900, respectively.

    At April 30, 2000, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

         Appreciation                                                $ 107,371
         (Depreciation)                                               (119,386)
                                                                     ----------
         Net unrealized depreciation on investments                  $ (12,015)
                                                                     ==========

    At April 30, 2000, the cost of investments for federal income tax purposes was $1,876,009.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS
    The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, Ingalls & Snyder, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily assets.

    The Adviser has agreed contractually to waive its management fee and/or reimburse the Fund's other expenses, to the extent necessary, to ensure that the Fund's operating expenses do not exceed 1.70% of its average daily net assets for the first year of operations. This contractual fee waiver may not be discontinued or modified by Ingalls & Snyder during the stated period.

    Firstar Bank, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Trust.

    The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the "Distributor") at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sales of shares.


                               Investment Adviser
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                                   Distributor
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                         Administrator, Fund Accountant
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                   Custodian
                               Firstar Bank, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                  Legal Counsel
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                               New York, NY 10004

                              Independent Auditors
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Trustees
                                Theodore F. Ells
                                Robert E. Belknap
                                 Steven M. Foote
                              Barnabus B. B. Breed
                                 Steven L. Wood









This report must be accompanied or preceded by the Fund's current prospectus.